Segments - Reconciliation of Segment Income (Loss) to Consolidated Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 11,439	$ 12,706	$ 43,619	$ 40,799	$ 49,790	$ 46,582
Equity investment earning			805	241	680	1,124
Net unrealized gains (losses) from investment activities			11,216	1,877	(8,449)	14,778
Income (loss) before taxes	(11,130)	(2,122)	(18,742)	(1,918)	(9,781)	(6,312)
Gain (Loss) on Disposition of Business	4,457	0	4,457	0
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	11,439	12,706	43,619	40,799
Segment income	3,650	4,735	8,086	16,514	22,819	18,139
Asset Management
Segment Reporting Information [Line Items]
Total revenues	2,763	3,579	9,913	11,073	15,009	11,541
Equity investment earning	481	74	805	241	680	1,124
Interest income	275	274	814	817	1,091	1,087
Compensation and benefits	(4,161)	(1,967)	(8,377)	(5,543)	(8,412)	(3,405)
Transaction costs	3,185	200	10,483	253	2,174	3,721
Net unrealized gains (losses) from investment activities	1,043	(34)	2,670	(1,293)
Amortization and impairment of intangible assets	8,272	482	11,071	1,446	3,582	1,504
Interest and other credit facility expenses	1,970	1,664	5,876	5,027	7,001	5,977
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)	(1,531)	(104)
Dividend income	22	71	89	296	356	584
Other income	251	69	556	69	69	0
Income (loss) before taxes	(11,130)	(2,122)	(18,742)	(1,918)	(9,781)	(6,312)
Asset Management | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Total revenues					0	964
Net unrealized gains (losses) from investment activities					0	544
Asset Management | Operating Segments
Segment Reporting Information [Line Items]
Equity investment earning	481	74	805	241	680	1,124
Interest income	275	274	814	817	1,091	1,087
Fee-related compensation	(1,175)	(1,204)	(3,777)	(3,588)	(5,665)	(1,895)
Administration and servicing fees	(896)	(921)	(2,834)	(3,501)	(4,290)	(1,907)
General, administrative and other	(326)	(665)	(1,764)	(2,333)	(2,693)	(4,725)
Transaction costs	3,185	200	10,483	253	(2,174)	(3,721)
Equity based compensation	1,240	116	1,632	208
Amortization and impairment of intangible assets	8,272	482	11,071	1,446	(3,582)	(1,504)
Interest and other credit facility expenses	1,970	1,664	5,876	5,027	(7,001)	(5,977)
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)	(1,531)	(104)
Dividend income	22	71	89	296	356	584
Other income	(11)	69	294	69	69	0
Income (loss) before taxes	2,523	2,564	7,014	6,927	9,079	8,957
Other Nonoperating Income	262	0	262	0
Gain (Loss) on Disposition of Business	4,457	0	4,457	0
Asset Management | Operating Segments | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Total revenues					0	964
Asset Management | Intersegment Eliminations
Segment Reporting Information [Line Items]
Interest income	(275)	(274)	(814)	(817)	(1,091)	(1,087)
Other Nonoperating Income	262	0	262	0
Asset Management | Corporate allocations
Segment Reporting Information [Line Items]
Administration and servicing fees	(668)	(451)	(1,779)	(1,246)	1,605	1,036
General, administrative and other	(2,654)	(865)	(4,197)	(2,471)	3,787	5,804
Compensation and benefits	(861)	(577)	(1,802)	(1,627)	(2,173)	(1,200)
Equity based compensation					(363)	(200)
Asset Management | Reconciling Item | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Management fees					0	(611)
Asset Management | Management fees | Operating Segments
Segment Reporting Information [Line Items]
Management fees	3,471	4,264	12,300	12,638	16,758	13,990
Asset Management | Management fees | Intersegment Eliminations
Segment Reporting Information [Line Items]
Management fees	1,620	1,501	4,400	4,459	(5,627)	(4,245)
Asset Management | Incentive fees | Operating Segments
Segment Reporting Information [Line Items]
Management fees	431	742	1,208	2,653	3,198	1,283
Insurance Solutions
Segment Reporting Information [Line Items]
Total revenues	8,676	9,127	33,706	29,726	34,781	35,041
Interest expense	(408)	(328)	(1,143)	(984)	(1,313)	(513)
Compensation and benefits	(73)	(471)	(540)	(1,120)	(1,367)	(2,019)
Net unrealized gains (losses) from investment activities					(9,651)	(3,265)
Other income	76	86	230	244	541	1,013
Investment expense	(445)	(212)	(3,283)	(1,937)	(3,196)	(1,423)
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Total revenues	2,797	3,757	9,979	12,400	15,082	16,889
Net unrealized gains (losses) from investment activities	(1,405)	(977)	(2,194)	(2,004)	(3,177)	(2,303)
Investment expense	(147)	(138)	(522)	(480)	(615)	(620)
Insurance Solutions | Operating Segments
Segment Reporting Information [Line Items]
General, administrative and other	(3,153)	(3,692)	(9,340)	(11,609)	(14,788)	(15,730)
Interest expense	(408)	(328)	(1,143)	(984)	(1,313)	(513)
Compensation and benefits	(73)	(471)	(540)	(1,120)	(1,367)	(2,019)
Equity based compensation	885	70	1,166	121
Net unrealized gains (losses) from investment activities	(746)	(2,225)	4,012	(4,406)	(9,651)	(3,265)
Other income	76	86	230	244	541	1,013
Income (loss) before taxes	1,127	2,171	1,072	9,587	13,740	9,182
Net investment income and realized gain (loss), net	12,034	13,760	36,041	40,647	53,477	50,202
Investment expense	(7,273)	(7,098)	(23,946)	(17,347)	(22,269)	(22,758)
Insurance Solutions | Intersegment Eliminations
Segment Reporting Information [Line Items]
Management fees	1,620	1,501	4,400	4,459	5,627	4,245
Insurance Solutions | Corporate allocations
Segment Reporting Information [Line Items]
Equity based compensation					(211)	(110)
Insurance Solutions | Reconciling Item
Segment Reporting Information [Line Items]
Management fees	1,620	1,501	4,400	4,459
General, administrative and other	$ (185)	$ (461)	$ (954)	$ (1,150)	$ 1,488	$ 3,480